LEASE LIABILITIES (Tables)	12 Months Ended
Jun. 30, 2024
LEASE LIABILITIES
Lease obligations
$
Balance, June 30, 2022	4,913,979
Additions during the year	-
Interest expense	473,136
Lease payments	(1,023,517)
Extinguishment of the lease liability	(1,598,497)
Foreign exchange translation	59,392
Balance, June 30, 2023	2,824,493
Additions during the year	-
Interest expense	335,184
Lease payments	(758,676)
Foreign exchange translation	70,197
Balance, June 30, 2024	2,471,198
	June 30, 2024	June 30, 2023
	$	$
Current	435,276	419,529
Long-term	2,035,922	2,404,964
Total	2,471,198	2,824,493

Schedule of contractual undiscounted cash flows for lease obligations
$
Less than one year	720,535
One to five years	1,869,942
More than five years	1,077,326
Total undiscounted lease obligation	3,667,803